Defined Benefit Liabilities (Assets) - Total Amount of Expenses Recognized in Profit and Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Current service cost	₩ 125,526	₩ 114,528	₩ 106,764
Net interest cost	2,170	3,615	3,257
Total amount of expenses recognized in profit and loss	₩ 127,696	₩ 118,143	₩ 110,021